Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	REYNOLDS FUNDS INC
Central Index Key	0000832574
Amendment Flag	false
Document Creation Date	Jan. 30, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
REYNOLDS BLUE CHIP GROWTH FUND | REYNOLDS BLUE CHIP GROWTH FUND
Risk/Return:
Trading Symbol	RBCGX